Variable Portfolio – Partners Core Equity Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.0%
Issuer	Shares	Value ($)
Communication Services 6.1%
Entertainment 1.0%
Electronic Arts, Inc.	68,186	9,046,237
Netflix, Inc.(a)	35,123	21,331,251
Total		30,377,488
Interactive Media & Services 4.6%
Alphabet, Inc., Class A(a)	292,539	44,152,911
Alphabet, Inc., Class C(a)	286,451	43,615,029
Meta Platforms, Inc., Class A	97,605	47,395,036
Total		135,162,976
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.	86,958	14,193,285
Total Communication Services		179,733,749
Consumer Discretionary 11.4%
Broadline Retail 5.0%
Amazon.com, Inc.(a)	816,587	147,295,963
Hotels, Restaurants & Leisure 3.0%
Airbnb, Inc., Class A(a)	71,416	11,780,784
Booking Holdings, Inc.	3,639	13,201,855
Hilton Worldwide Holdings, Inc.	60,501	12,905,468
Marriott International, Inc., Class A	53,388	13,470,326
McDonald’s Corp.	137,627	38,803,933
Total		90,162,366
Specialty Retail 3.4%
AutoZone, Inc.(a)	6,005	18,925,658
Lowe’s Companies, Inc.	125,783	32,040,704
O’Reilly Automotive, Inc.(a)	11,241	12,689,740
TJX Companies, Inc. (The)	240,593	24,400,942
Tractor Supply Co.	50,136	13,121,594
Total		101,178,638
Total Consumer Discretionary		338,636,967
Consumer Staples 4.1%
Beverages 0.9%
Coca-Cola Co. (The)	277,833	16,997,823
Keurig Dr. Pepper, Inc.	319,684	9,804,708
Total		26,802,531
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.9%
Target Corp.	71,851	12,732,716
Walmart, Inc.	250,068	15,046,591
Total		27,779,307
Food Products 1.1%
Mondelez International, Inc., Class A	446,071	31,224,970
Household Products 1.2%
Colgate-Palmolive Co.	198,652	17,888,613
Procter & Gamble Co. (The)	103,482	16,789,954
Total		34,678,567
Total Consumer Staples		120,485,375
Energy 5.4%
Energy Equipment & Services 2.2%
Baker Hughes Co.	804,679	26,956,746
Halliburton Co.	495,000	19,512,900
Schlumberger NV	369,055	20,227,905
Total		66,697,551
Oil, Gas & Consumable Fuels 3.2%
Chesapeake Energy Corp.	132,793	11,796,002
ConocoPhillips Co.	210,482	26,790,149
Diamondback Energy, Inc.	79,989	15,851,420
EQT Corp.	451,833	16,749,450
Exxon Mobil Corp.	204,225	23,739,114
Total		94,926,135
Total Energy		161,623,686
Financials 13.5%
Banks 3.5%
Bank of America Corp.	466,008	17,671,023
JPMorgan Chase & Co.	137,025	27,446,108
U.S. Bancorp	505,840	22,611,048
Wells Fargo & Co.	646,879	37,493,107
Total		105,221,286

Variable Portfolio – Partners Core Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.5%
Goldman Sachs Group, Inc. (The)	32,912	13,747,013
LPL Financial Holdings, Inc.	56,660	14,969,572
Morgan Stanley	272,394	25,648,619
Raymond James Financial, Inc.	108,524	13,936,652
S&P Global, Inc.	15,834	6,736,576
Total		75,038,432
Consumer Finance 1.0%
American Express Co.	125,335	28,537,526
Financial Services 3.1%
Corpay, Inc.(a)	30,250	9,333,335
Global Payments, Inc.	82,500	11,026,950
MasterCard, Inc., Class A	61,727	29,725,872
Visa, Inc., Class A	145,391	40,575,720
Total		90,661,877
Insurance 3.4%
Allstate Corp. (The)	78,342	13,553,949
Marsh & McLennan Companies, Inc.	66,151	13,625,783
MetLife, Inc.	189,126	14,016,128
Progressive Corp. (The)	149,965	31,015,761
Travelers Companies, Inc. (The)	120,050	27,628,307
Total		99,839,928
Total Financials		399,299,049
Health Care 13.7%
Biotechnology 3.8%
AbbVie, Inc.	269,914	49,151,339
Biogen, Inc.(a)	29,329	6,324,212
Regeneron Pharmaceuticals, Inc.(a)	31,667	30,479,171
Vertex Pharmaceuticals, Inc.(a)	60,850	25,435,909
Total		111,390,631
Health Care Equipment & Supplies 1.6%
Medtronic PLC	165,924	14,460,277
STERIS PLC	43,358	9,747,745
Stryker Corp.	63,540	22,739,060
Total		46,947,082
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.9%
Cencora, Inc.	83,291	20,238,880
Elevance Health, Inc.	34,929	18,112,084
Molina Healthcare, Inc.(a)	39,550	16,248,326
UnitedHealth Group, Inc.	120,306	59,515,378
Total		114,114,668
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	88,834	12,926,235
Danaher Corp.	65,490	16,354,163
Thermo Fisher Scientific, Inc.	52,799	30,687,307
Total		59,967,705
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	352,414	19,111,411
Eli Lilly & Co.	45,907	35,713,810
Merck & Co., Inc.	133,069	17,558,455
Total		72,383,676
Total Health Care		404,803,762
Industrials 10.9%
Aerospace & Defense 2.0%
General Dynamics Corp.	69,330	19,585,032
Howmet Aerospace, Inc.	181,248	12,402,801
Northrop Grumman Corp.	58,772	28,131,805
Total		60,119,638
Building Products 1.0%
Carrier Global Corp.	207,844	12,081,972
Trane Technologies PLC	60,830	18,261,166
Total		30,343,138
Electrical Equipment 1.6%
AMETEK, Inc.	85,742	15,682,212
Eaton Corp. PLC	105,073	32,854,225
Total		48,536,437
Ground Transportation 2.1%
CSX Corp.	1,339,072	49,639,399
Old Dominion Freight Line, Inc.	58,234	12,771,299
Total		62,410,698
Industrial Conglomerates 0.5%
Honeywell International, Inc.	66,219	13,591,450
Variable Portfolio – Partners Core Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.8%
Cummins, Inc.	73,629	21,694,785
Deere & Co.	82,855	34,031,863
IDEX Corp.	48,771	11,901,099
Westinghouse Air Brake Technologies Corp.	97,574	14,214,580
Total		81,842,327
Professional Services 0.9%
Booz Allen Hamilton Holding Corp.	94,249	13,990,322
Broadridge Financial Solutions, Inc.	60,339	12,361,047
Total		26,351,369
Total Industrials		323,195,057
Information Technology 29.1%
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	169,042	19,498,994
TE Connectivity Ltd.	84,995	12,344,674
Total		31,843,668
IT Services 1.1%
Accenture PLC, Class A	93,557	32,427,792
Semiconductors & Semiconductor Equipment 11.3%
Analog Devices, Inc.	158,756	31,400,349
Applied Materials, Inc.	108,901	22,458,653
ASML Holding NV	9,699	9,412,589
KLA Corp.	31,016	21,666,847
Micron Technology, Inc.	160,778	18,954,119
NVIDIA Corp.	191,428	172,966,684
NXP Semiconductors NV	177,013	43,858,511
QUALCOMM, Inc.	86,198	14,593,321
Total		335,311,073
Software 10.8%
Cadence Design Systems, Inc.(a)	39,442	12,277,506
Fortinet, Inc.(a)	152,800	10,437,768
Intuit, Inc.	29,492	19,169,800
Microsoft Corp.	608,881	256,168,414
Oracle Corp.	171,837	21,584,446
Total		319,637,934
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	768,693	131,815,475
Seagate Technology Holdings PLC	116,557	10,845,629
Total		142,661,104
Total Information Technology		861,881,571
Materials 2.8%
Chemicals 1.0%
Linde PLC	32,035	14,874,491
PPG Industries, Inc.	110,533	16,016,232
Total		30,890,723
Construction Materials 1.1%
Martin Marietta Materials, Inc.	16,000	9,823,040
Vulcan Materials Co.	83,458	22,777,357
Total		32,600,397
Containers & Packaging 0.2%
International Paper Co.	186,413	7,273,835
Metals & Mining 0.5%
Southern Copper Corp.	127,909	13,624,867
Total Materials		84,389,822
Real Estate 1.3%
Industrial REITs 0.9%
Prologis, Inc.	204,949	26,688,459
Specialized REITs 0.4%
Public Storage	43,683	12,670,691
Total Real Estate		39,359,150
Utilities 1.7%
Electric Utilities 1.7%
Constellation Energy Corp.	69,467	12,840,975
NextEra Energy, Inc.	242,186	15,478,107
PG&E Corp.	1,330,235	22,294,739
Total		50,613,821
Total Utilities		50,613,821
Total Common Stocks (Cost $2,281,349,312)		2,964,022,009

Variable Portfolio – Partners Core Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2024 (Unaudited)
Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	4,295,470	4,294,611
Total Money Market Funds (Cost $4,294,576)		4,294,611
Total Investments in Securities (Cost: $2,285,643,888)		2,968,316,620
Other Assets & Liabilities, Net		(3,673,278)
Net Assets		2,964,643,342
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	11,224,125	106,614,762	(113,543,670)	(606)	4,294,611	831	136,262	4,295,470
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Equity Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7053_12_C01_(05/24)